Taxes - Schedule of Reconciles the Japan Statutory Rate to the Company’s Effective Tax Rates (Details)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Reconciles the Japan Statutory Rate to the Company’s Effective Tax Rates [Abstract]
Japanese statutory income tax rate		34.60%	30.60%	30.60%
Non-deductible expenses		1.50%	2.00%	(1.20%)
Non-taxable income		(0.20%)	(1.80%)
Tax rate difference in non-Japan subsidiaries and different prefectures in Japan		(3.40%)	2.60%	(1.60%)
Effect of change in tax rate		(7.60%)
Change in valuation allowance		(1.30%)	(5.40%)	(5.90%)
Effects of consumption tax examination	[1]	(63.20%)	(22.20%)	(30.80%)
Others				(0.80%)
Effective tax rate		(39.60%)	5.80%	(9.70%)

[1]	This pertains to the tax effect resulted from income tax refund and additional and delinquent tax recovered of approximately $3.0 million during the fiscal years ended March 31, 2025, and additional consumption tax of approximately $0.6 million charged as well as inhabitant tax refund of approximately $2.0 million during the fiscal years ended March 31, 2024, which were based on final assessment due to the consumption tax examination (See note (c) - tax payable).